December 5, 2003


Filed Via EDGAR (CIK #0001041557)
Securities and Exchange Commission
Judiciary Plaza 450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN FLOATING RATE TRUST
           File Nos. 333-74188 and 811-08271

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the Registration Statement on Form N-2 which was filed electronically with the Securities and Exchange Commission on November 26, 2003.


Sincerely yours,

FRANKLIN FLOATING RATE TRUST



/s/David P. Goss
Associate General Counsel


DPG:cd

cc:   Bruce G. Leto, Esq.